GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2025
(unaudited)

COMMON STOCKS — 63.9%

	SHARES	VALUE
Software & Services — 9.3%
Cadence Design Systems, Inc. (a)	8,359	$2,831,110
Intuit, Inc.	5,024	3,353,771
Microsoft Corporation	36,107	18,696,565
Palo Alto Networks, Inc. (a)	18,476	4,069,154
ServiceNow, Inc. (a)	4,999	4,595,481
Shopify, Inc., Class A (a)	13,958	2,426,738
		35,972,819
Semiconductors & Semiconductor Equipment — 8.4%
Analog Devices, Inc.	11,600	2,715,908
ASML Holding NV (b)	3,740	3,961,520
NVIDIA Corporation	115,759	23,440,040
NXP Semiconductors NV (b)	11,593	2,424,328
		32,541,796
Capital Goods — 6.7%
Deere & Company	4,061	1,874,679
Eaton Corporation PLC	12,008	4,581,772
Ferguson Enterprises, Inc.	15,607	3,878,340
MYR Group, Inc. (a)	14,633	3,185,604
Trane Technologies PLC	7,776	3,488,702
United Rentals, Inc.	3,116	2,714,597
Westinghouse Air Brake Technologies Corporation	9,525	1,947,291
Xylem, Inc.	27,149	4,095,427
		25,766,412
Media & Entertainment — 6.3%
Alphabet, Inc., Class A	62,283	17,513,357
Netflix, Inc. (a)	3,686	4,124,118
Spotify Technology SA (a)	4,084	2,676,327
		24,313,802
Technology Hardware & Equipment — 4.2%
Apple, Inc.	60,169	16,267,893

Banks — 3.6%
Bank of America Corporation	100,000	5,345,000

	SHARES	VALUE
Banks — (continued)
East West Bancorp, Inc.	41,298	$4,195,877
PNC Financial Services Group, Inc. (The)	23,836	4,351,262
		13,892,139
Consumer Discretionary Distribution & Retail — 3.0%
Home Depot, Inc. (The)	9,892	3,754,904
MercadoLibre, Inc. (a)(b)	1,232	2,867,185
TJX Companies, Inc. (The)	35,295	4,946,241
Tractor Supply Company	1,310	70,884
		11,639,214
Healthcare Equipment & Services — 2.8%
Alcon, Inc.	35,019	2,587,554
Elevance Health, Inc.	4,437	1,407,417
Intuitive Surgical, Inc. (a)	3,347	1,788,235
Stryker Corporation	5,859	2,087,210
UnitedHealth Group, Inc.	8,750	2,988,650
		10,859,066
Financial Services — 2.8%
Intercontinental Exchange, Inc.	17,678	2,586,114
Mastercard, Inc., Class A	14,830	8,186,012
		10,772,126
Consumer Services — 2.2%
Booking Holdings, Inc.	510	2,589,647
Bright Horizons Family Solutions, Inc. (a)	20,925	2,285,638
Chipotle Mexican Grill, Inc. (a)	45,286	1,435,113
Marriott International, Inc., Class A	9,124	2,377,532
		8,687,930
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corporation	6,640	6,052,028
Sysco Corporation	30,845	2,291,167
		8,343,195

1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2025

(unaudited)	continued

	SHARES	VALUE
Renewable Energy & Energy Efficiency — 2.0%
First Solar, Inc. (a)	15,473	$4,130,363
Ormat Technologies, Inc.	35,154	3,739,331
		7,869,694
Insurance — 1.9%
Arthur J. Gallagher & Company	9,817	2,449,243
Progressive Corporation (The)	12,108	2,494,248
Travelers Companies, Inc. (The)	9,008	2,419,729
		7,363,220
Pharmaceuticals, Biotechnology & Life Sciences — 1.7%
AstraZeneca PLC ADR (b)	36,787	3,031,249
Gilead Sciences, Inc.	28,375	3,399,041
		6,430,290
Household & Personal Products — 1.2%
Procter & Gamble Company (The)	13,683	2,057,513
Unilever PLC ADR (b)	39,856	2,398,932
		4,456,445
Materials — 1.1%
Avery Dennison Corporation	11,233	1,964,540
Ecolab, Inc.	9,358	2,399,391
		4,363,931
Equity Real Estate Investment Trusts (REITs) — 0.9%
Equinix, Inc. REIT	2,596	2,196,242
Prologis, Inc. REIT	10,930	1,356,304
		3,552,546
Real Estate Management & Development — 0.8%
Jones Lang LaSalle, Inc. (a)	9,787	2,985,916

Consumer Durables & Apparel — 0.7%
Deckers Outdoor Corporation (a)	20,495	1,670,343
Lululemon Athletica, Inc. (a)	7,160	1,221,066
		2,891,409

	SHARES	VALUE
Utilities — 0.6%
American Water Works Company, Inc.	19,443	$2,497,064

Commercial & Professional Services — 0.6%
Verisk Analytics, Inc.	10,870	2,377,921

Transportation — 0.5%
Union Pacific Corporation	8,000	1,762,960

Food & Beverage — 0.4%
McCormick & Company, Inc.	23,732	1,522,645
Total Common Stocks
(Cost $113,057,851)		247,130,433

	PRINCIPAL AMOUNT
BONDS & NOTES — 35.0%

Green and Sustainability Bonds — 25.5%
Alphabet, Inc. 1.10%, due 8/15/30 (c)	$5,000,000	4,384,110
Apple, Inc. 3.00%, due 6/20/27 (c)	5,000,000	4,943,630
Asian Development Bank 3.125%, due 9/26/28 (b)	4,000,000	3,943,572
AvalonBay Communities, Inc. 2.05%, due 1/15/32 (c)	4,000,000	3,507,060
Boston Properties LP 4.50%, due 12/1/28 (c)	5,000,000	5,006,385
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	4,195,971
Century Housing Corporation 4.60%, due 8/15/30	4,000,000	4,020,224
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	496,091
European Investment Bank 3.75%, due 2/14/33 (b)	5,000,000	4,935,375
Export Development Canada 4.75%, due 6/5/34	5,000,000	5,253,965

2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2025

(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
International Bank for Reconstruction & Development 4.00%, due 7/25/30 (b)	$5,000,000	$5,052,470
International Finance Corporation 2.125%, due 4/7/26 (b)	2,885,000	2,862,676
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	3,000,000	2,668,470
Kreditanstalt fuer Wiederaufbau 4.375%, due 2/28/34 (b)	4,000,000	4,101,604
Mastercard, Inc. 1.90%, due 3/15/31 (c)	5,000,000	4,468,110
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	3,500,000	3,478,408
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,378,848
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (b)(c)	4,500,000	4,543,290
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,917,169
Public Finance Authority 5.292%, due 7/1/29	3,000,000	3,033,558
Salesforce, Inc. 1.50%, due 7/15/28 (c)	4,500,000	4,233,856
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,917,096
Starbucks Corporation 2.45%, due 6/15/26 (c)	4,500,000	4,455,967
United States International Development Finance Corporation 2.58%, due 7/15/38	2,428,435	2,142,183
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	3,000,000	2,978,235
Visa, Inc. 0.75%, due 8/15/27 (c)	3,500,000	3,325,812

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Xylem, Inc. 2.25%, due 1/30/31 (c)	$2,500,000	$2,260,628
		98,504,763
U.S. Government Agencies — 5.1%
Federal Farm Credit Banks Funding Corporation 3.875%, due 8/15/28	2,000,000	2,012,596
Federal Farm Credit Banks Funding Corporation 1.14%, due 8/20/29 (c)	5,500,000	4,980,234
Federal Farm Credit Banks Funding Corporation 3.30%, due 3/23/32 (c)	4,000,000	3,828,816
Federal Home Loan Banks 4.75%, due 3/14/31	4,000,000	4,181,748
Federal Home Loan Banks 3.315%, due 11/13/35	5,000,000	4,576,540
		19,579,934
Community Development Financial Institutions — 3.3%
Capital Impact Partners 5.50%, due 3/15/27	3,750,000	3,768,270
Local Initiatives Support Corporation 1.00%, due 11/15/25	2,000,000	1,996,890
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,991,644
National Community Renaissance of California 3.27%, due 12/1/32 (c)	4,000,000	3,532,100
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,392,202
		12,681,106

3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
October 31, 2025

(unaudited)	concluded

	PRINCIPAL AMOUNT	VALUE
Capital Goods — 0.9%
Trane Technologies Financing Ltd. 3.80%, due 3/21/29 (b)(c)	$3,500,000	$3,464,447
Municipal — 0.2%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	989,094	991,699
Total Bonds & Notes
(Cost $137,002,004)		135,221,949

SHORT-TERM INVESTMENTS — 1.0%
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $3,846,762)		3,846,762
Total Short-term Investments
(Cost $3,846,762)		3,846,762
TOTAL INVESTMENTS — 99.9%
(Cost $253,906,617)		386,199,144
Other Assets Less Liabilities — 0.1%		485,003
NET ASSETS — 100.0%		$386,684,147

PLC – Public Limited Company

ADR – American Depository Receipt

REIT – Real Estate Investment Trusts

LP – Limited Partnership

LLC – Limited Liability Company

(a)	Non-income producing security.

(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.

(c)	Callable

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $3,478,408.

(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.

4

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2025
(unaudited)

COMMON STOCKS — 99.8%

	SHARES	VALUE
Semiconductors & Semiconductor Equipment — 21.7%
Advanced Micro Devices, Inc. (a)	43,087	$11,035,442
Analog Devices, Inc.	13,599	3,183,934
Applied Materials, Inc.	21,899	5,104,657
Intel Corporation (a)	116,026	4,639,880
Lam Research Corporation	35,001	5,511,257
Microchip Technology, Inc.	15,626	975,375
NVIDIA Corporation	639,125	129,416,421
NXP Semiconductors NV (b)	7,622	1,593,913
ON Semiconductor Corporation (a)	12,511	626,551
Skyworks Solutions, Inc.	5,085	395,206
Texas Instruments, Inc.	24,630	3,976,760
		166,459,396
Software & Services — 18.5%
Accenture PLC, Class A (b)	16,892	4,224,689
Adobe, Inc. (a)	11,637	3,960,188
Akamai Technologies, Inc. (a)	3,897	292,665
Atlassian Corporation, Class A (a)(b)	4,559	772,386
Autodesk, Inc. (a)	5,951	1,793,274
Automatic Data Processing, Inc.	10,454	2,721,176
Cadence Design Systems, Inc. (a)	7,504	2,541,530
Cognizant Technology Solutions Corporation, Class A	13,017	948,679
Dynatrace, Inc. (a)	9,070	458,670
Fidelity National Information Services, Inc.	13,071	817,199
Fortinet, Inc. (a)	17,955	1,551,851
Gartner, Inc. (a)	2,052	509,594
Gen Digital, Inc.	15,997	421,681
HubSpot, Inc. (a)	1,387	682,293
Intuit, Inc.	7,386	4,930,524
Microsoft Corporation	184,364	95,465,523
Okta, Inc., Class A (a)	4,406	403,281
Paycom Software, Inc.	1,623	303,647
PayPal Holdings, Inc. (a)	24,448	1,693,513
PTC, Inc. (a)	3,421	679,205
Salesforce, Inc.	26,122	6,802,430
ServiceNow, Inc. (a)	5,557	5,108,439
Synopsys, Inc. (a)	4,957	2,249,586
Teradata Corporation (a)	737	15,366

	SHARES	VALUE
Software & Services — (continued)
Workday, Inc., Class A (a)	6,072	$1,456,794
Zscaler, Inc. (a)	2,878	953,021
		141,757,204
Media & Entertainment — 11.5%
Alphabet, Inc., Class A	152,623	42,916,061
Alphabet, Inc., Class C	129,828	36,588,127
Electronic Arts, Inc.	6,366	1,273,582
John Wiley & Sons, Inc., Class A	1,598	58,918
New York Times Company (The), Class A	4,858	276,857
Omnicom Group, Inc.	4,003	300,305
Scholastic Corporation	1,283	36,784
Walt Disney Company (The)	48,277	5,436,956
Warner Bros Discovery, Inc. (a)	64,313	1,443,827
ZoomInfo Technologies, Inc. (a)	8,074	90,590
		88,422,007
Financial Services — 9.0%
Ally Financial, Inc.	6,979	271,972
American Express Company	15,063	5,433,676
Ameriprise Financial, Inc.	2,635	1,193,049
Bank of New York Mellon Corporation (The)	19,443	2,098,483
BlackRock, Inc.	4,038	4,372,387
Cboe Global Markets, Inc.	2,651	651,192
Charles Schwab Corporation (The)	46,547	4,399,622
CME Group, Inc.	9,812	2,604,988
Equitable Holdings, Inc.	6,823	337,056
FactSet Research Systems, Inc.	907	241,988
Franklin Resources, Inc.	7,876	178,076
Intercontinental Exchange, Inc.	14,983	2,191,863
Invesco Ltd.	9,165	217,211
Mastercard, Inc., Class A	23,062	12,729,993
Moody’s Corporation	3,989	1,915,917
Morgan Stanley	32,938	5,401,832
Nasdaq, Inc.	10,750	919,017
Northern Trust Corporation	5,312	683,495
Raymond James Financial, Inc.	5,157	818,261
S&P Global, Inc.	8,138	3,964,915
State Street Corporation	8,044	930,369

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2025

(unaudited)	continued

	SHARES	VALUE
Financial Services — (continued)
Synchrony Financial	10,532	$783,370
T. Rowe Price Group, Inc.	5,933	608,310
Visa, Inc., Class A	45,935	15,651,892
Voya Financial, Inc.	2,036	151,601
		68,750,535
Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
AbbVie, Inc.	46,925	10,231,527
Agilent Technologies, Inc.	7,675	1,123,313
Amgen, Inc.	14,420	4,303,361
Biogen, Inc. (a)	3,795	585,455
BioMarin Pharmaceutical, Inc. (a)	4,990	267,314
Bio-Techne Corporation	3,391	212,175
Bristol-Myers Squibb Company	53,546	2,466,864
Danaher Corporation	17,038	3,669,644
Gilead Sciences, Inc.	33,184	3,975,111
Illumina, Inc. (a)	3,877	478,965
IQVIA Holdings, Inc. (a)	4,528	980,131
Jazz Pharmaceuticals PLC (a)(b)	1,133	155,946
Merck & Company, Inc.	66,706	5,735,382
Mettler-Toledo International, Inc. (a)	580	821,448
Revvity, Inc.	2,173	203,371
Vertex Pharmaceuticals, Inc. (a)	6,829	2,906,218
Waters Corporation (a)	1,505	526,148
Zoetis, Inc.	11,800	1,700,262
		40,342,635
Renewable Energy & Energy Efficiency — 5.0%
Acuity, Inc.	820	299,341
First Solar, Inc. (a)	2,937	784,003
Itron, Inc. (a)	1,131	113,473
Johnson Controls International, PLC (b)	17,720	2,026,991
Ormat Technologies, Inc.	1,415	150,513
Tesla, Inc. (a)	76,866	35,093,941
		38,468,262
Capital Goods — 4.2%
3M Company	14,291	2,379,452

	SHARES	VALUE
Capital Goods — (continued)
A.O. Smith Corporation	2,772	$182,924
AGCO Corporation	1,320	136,171
Air Lease Corporation, Class A	2,083	133,020
Allegion PLC (b)	2,234	370,330
Axon Enterprise, Inc. (a)	2,020	1,479,105
Builders FirstSource, Inc. (a)	2,942	341,772
Carrier Global Corporation	20,764	1,235,250
CNH Industrial NV (b)	19,023	199,551
Deere & Company	6,891	3,181,092
Eaton Corporation PLC	10,608	4,047,588
Fastenal Company	33,039	1,359,555
Ferguson Enterprises, Inc.	5,547	1,378,430
Fortive Corporation	7,597	382,433
Fortune Brands Innovations, Inc.	1,823	92,608
Granite Construction, Inc.	1,127	115,980
Hubbell, Inc.	1,387	651,890
IDEX Corporation	1,498	256,847
Illinois Tool Works, Inc.	8,006	1,952,824
Lennox International, Inc.	930	469,650
Masco Corporation	5,082	329,110
Middleby Corporation (The) (a)	1,126	139,883
Owens Corning	2,090	266,078
PACCAR, Inc.	14,446	1,421,486
Pentair PLC (b)	3,887	413,382
Quanta Services, Inc.	4,112	1,846,823
Roper Technologies, Inc.	3,163	1,411,172
Sensata Technologies Holding PLC	4,003	127,416
Snap-on, Inc.	1,323	443,933
Stanley Black & Decker, Inc.	4,023	272,438
Tennant Company	471	37,680
Timken Company (The)	962	75,527
Trane Technologies PLC	6,250	2,804,063
Westinghouse Air Brake Technologies Corporation	4,514	922,842
Xylem, Inc.	6,520	983,542
		31,841,847
Healthcare Equipment & Services — 2.8%
Align Technology, Inc. (a)	1,776	244,875
Becton, Dickinson & Company	7,475	1,335,857
Cardinal Health, Inc.	6,690	1,276,251
Cencora, Inc.	5,155	1,741,411

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2025

(unaudited)	continued

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Centene Corporation (a)	13,260	$469,006
Cigna Group (The)	7,145	1,746,309
DaVita, Inc. (a)	938	111,641
DENTSPLY SIRONA, Inc.	3,941	49,696
Dexcom, Inc. (a)	10,490	610,728
Edwards Lifesciences Corporation (a)	16,189	1,334,783
Elevance Health, Inc.	6,027	1,911,764
HCA Healthcare, Inc.	5,023	2,308,973
Henry Schein, Inc. (a)	2,611	165,015
Hologic, Inc. (a)	4,925	364,007
Humana, Inc.	3,244	902,448
IDEXX Laboratories, Inc. (a)	2,174	1,368,555
Insulet Corporation (a)	1,917	600,040
Labcorp Holdings, Inc.	2,089	530,522
Pediatrix Medical Group, Inc. (a)	1,578	26,779
Quest Diagnostics, Inc.	2,941	517,469
ResMed, Inc.	4,073	1,005,542
Select Medical Holdings Corporation	2,396	33,137
STERIS PLC	2,345	552,716
Teladoc Health, Inc. (a)	2,971	25,640
Veeva Systems, Inc., Class A (a)	4,254	1,238,765
West Pharmaceutical Services, Inc.	1,893	533,959
Zimmer Biomet Holdings, Inc.	4,538	456,341
		21,462,229
Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corporation REIT	12,468	2,231,523
AvalonBay Communities, Inc. REIT	3,476	604,546
BXP, Inc. REIT	3,231	230,015
CBRE Group, Inc., Class A (a)	8,327	1,269,285
COPT Defense Properties REIT	658	18,536
Crown Castle, Inc. REIT	10,712	966,437
Digital Realty Trust, Inc. REIT	9,199	1,567,601
Equinix, Inc. REIT	2,611	2,208,932
Equity Residential REIT	8,421	500,544
Federal Realty Investment Trust REIT	675	64,928
Healthpeak Properties, Inc.	14,202	254,926

	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) — (continued)
Host Hotels & Resorts, Inc. REIT	19,368	$310,275
Iron Mountain, Inc. REIT	7,604	782,832
Jones Lang LaSalle, Inc. (a)	1,367	417,058
Macerich Company (The) REIT	7,804	133,839
Prologis, Inc. REIT	25,106	3,115,403
SBA Communications Corporation, Class A REIT	2,712	519,294
Simon Property Group, Inc. REIT	8,519	1,497,299
Ventas, Inc. REIT	11,849	874,338
Welltower, Inc. REIT	17,709	3,206,037
		20,773,648
Food & Beverage — 2.6%
Bunge Global SA	3,823	361,656
Campbell Soup Company (The)	2,878	86,714
Coca-Cola Company (The)	109,969	7,576,864
Conagra Brands, Inc.	10,834	186,236
Darling Ingredients, Inc. (a)	3,964	127,046
General Mills, Inc.	13,160	613,388
Hormel Foods Corporation	7,838	169,222
Ingredion, Inc.	1,433	165,383
JM Smucker Company (The)	2,247	232,677
Kellanova	7,176	596,039
Keurig Dr Pepper, Inc.	33,364	906,166
Kraft Heinz Company (The)	23,336	577,099
Lamb Weston Holdings, Inc.	3,449	212,907
McCormick & Company, Inc.	5,559	356,665
Mondelez International, Inc., Class A	34,906	2,005,699
PepsiCo, Inc.	36,872	5,386,631
		19,560,392
Consumer Services — 2.5%
Aramark	6,130	232,204
Booking Holdings, Inc.	887	4,503,955
Darden Restaurants, Inc.	3,006	541,531
Domino’s Pizza, Inc.	851	339,090
Hilton Worldwide Holdings, Inc.	6,861	1,763,003
Marriott International, Inc., Class A	6,486	1,690,122

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2025

(unaudited)	continued

	SHARES	VALUE
Consumer Services — (continued)
McDonald’s Corporation	19,000	$5,670,170
Royal Caribbean Cruises Ltd.	6,974	2,000,352
Starbucks Corporation	30,115	2,435,400
Vail Resorts, Inc.	689	102,199
		19,278,026
Consumer Discretionary Distribution & Retail — 2.4%
AutoNation, Inc. (a)	440	87,943
Best Buy Company, Inc.	5,363	440,517
Buckle, Inc. (The)	1,368	74,966
CarMax, Inc. (a)	3,669	153,768
GameStop Corporation, Class A (a)	11,407	254,262
Gap, Inc. (The)	6,176	141,121
Home Depot, Inc. (The)	26,718	10,141,886
Kohl’s Corporation	2,888	46,988
LKQ Corporation	5,775	184,569
Lowe’s Companies, Inc.	15,055	3,585,047
ODP Corporation (The) (a)	760	21,189
Pool Corporation	722	192,817
Signet Jewelers Ltd.	1,155	114,172
Target Corporation	12,458	1,155,106
Tractor Supply Company	14,062	760,895
Ulta Beauty, Inc. (a)	1,257	653,489
Williams-Sonoma, Inc.	3,377	656,286
		18,665,021
Technology Hardware & Equipment — 2.3%
Cognex Corporation	4,789	198,217
Corning, Inc.	22,038	1,963,145
Dell Technologies, Inc., Class C	8,825	1,429,738
F5, Inc. (a)	1,746	441,825
Flex Ltd. (a)	10,565	660,524
Hewlett Packard Enterprise Company	36,793	898,485
HP, Inc.	26,193	724,760
Keysight Technologies, Inc. (a)	4,654	851,496
Motorola Solutions, Inc.	4,574	1,860,292
NetApp, Inc.	5,645	664,868
Palo Alto Networks, Inc. (a)	17,898	3,941,856
TE Connectivity PLC (b)	8,367	2,066,733
Trimble, Inc. (a)	6,466	515,663

	SHARES	VALUE
Technology Hardware & Equipment — (continued)
Western Digital Corporation	9,148	$1,374,121
Xerox Holdings Corporation	3,177	10,548
Zebra Technologies Corporation, Class A (a)	1,346	362,410
		17,964,681
Insurance — 2.1%
Allstate Corporation (The)	6,958	1,332,596
Arthur J. Gallagher & Company	6,769	1,688,798
Chubb Ltd. (b)	10,163	2,814,541
Hartford Insurance Group, Inc. (The)	7,333	910,612
Lincoln National Corporation	3,963	166,446
Marsh & McLennan Companies, Inc.	12,080	2,152,052
Principal Financial Group, Inc.	5,857	492,222
Progressive Corporation (The)	16,335	3,365,010
Prudential Financial, Inc.	8,744	909,376
Travelers Companies, Inc. (The)	6,084	1,634,284
Willis Towers Watson PLC (b)	2,218	694,456
		16,160,393
Materials — 2.0%
Albemarle Corporation	3,001	294,788
Amcor PLC (b)	60,133	475,051
Avery Dennison Corporation	1,524	266,532
Axalta Coating Systems Ltd. (a)	2,482	70,663
Ball Corporation	6,899	324,253
Compass Minerals International, Inc. (a)	373	6,468
CRH PLC (b)	18,420	2,193,822
H.B. Fuller Company	898	51,518
International Flavors & Fragrances, Inc.	5,800	365,226
Linde PLC (b)	12,761	5,337,926
Mosaic Company (The)	8,402	230,635
Newmont Corporation	29,934	2,423,756
PPG Industries, Inc.	5,464	534,106
Sealed Air Corporation	2,387	79,989
Sherwin-Williams Company (The)	6,500	2,242,110

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2025

(unaudited)	continued

	SHARES	VALUE
Materials — (continued)
Sonoco Products Company	3,144	$127,552
		15,024,395
Household & Personal Products — 1.8%
Church & Dwight Company, Inc.	5,982	524,562
Clorox Company (The)	2,624	295,095
Colgate-Palmolive Company	20,950	1,614,198
Estee Lauder Companies, Inc. (The), Class A	6,147	594,353
Kimberly-Clark Corporation	8,786	1,051,772
Procter & Gamble Company (The)	63,141	9,494,512
		13,574,492
Banks — 0.9%
Bank of Hawaii Corporation	607	39,413
Cathay General Bancorp	1,771	80,492
Citizens Financial Group, Inc.	11,348	577,273
Comerica, Inc.	2,643	202,189
Huntington Bancshares, Inc.	41,398	639,185
International Bancshares Corporation	40	2,655
KeyCorp	23,823	419,047
M&T Bank Corporation	3,983	732,354
Old National Bancorp	7,762	158,578
PNC Financial Services Group, Inc. (The)	11,151	2,035,615
Regions Financial Corporation	23,294	563,715
Truist Financial Corporation	37,199	1,660,191
Zions Bancorp NA	1,345	70,088
		7,180,795
Telecommunication Services — 0.6%
Lumen Technologies Inc. (a)	28,480	292,775
Verizon Communications, Inc.	112,703	4,478,817
		4,771,592
Consumer Durables & Apparel — 0.6%
Capri Holdings Ltd. (a)(b)	2,975	61,731
Columbia Sportswear Company	813	40,349

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
Deckers Outdoor Corporation (a)	4,336	$353,384
Ethan Allen Interiors, Inc.	161	3,891
Garmin Ltd. (b)	4,537	970,646
Hanesbrands, Inc. (a)	7,869	52,014
Hasbro, Inc.	2,347	179,100
La-Z-Boy, Inc.	44	1,395
Mattel, Inc. (a)	7,909	145,367
Meritage Homes Corporation	1,538	103,907
Mohawk Industries, Inc. (a)	1,248	141,823
Newell Brands, Inc.	11,715	39,831
NIKE, Inc., Class B	31,358	2,025,413
PVH Corporation	1,227	96,111
Topgolf Callaway Brands Corporation (a)	3,117	29,331
Under Armour, Inc., Class A (a)	6,848	31,569
Under Armour, Inc., Class C (a)	3,506	15,567
VF Corporation	8,135	114,215
Whirlpool Corporation	1,306	93,549
Wolverine World Wide, Inc.	2,241	50,871
		4,550,064
Commercial & Professional Services — 0.5%
ASGN, Inc. (a)	575	25,737
Broadridge Financial Solutions, Inc.	2,872	632,989
Copart, Inc. (a)	25,302	1,088,239
Deluxe Corporation	1,380	24,992
Exponent, Inc.	1,789	126,679
Heidrick & Struggles International, Inc.	612	35,722
HNI Corporation	983	40,224
ICF International, Inc.	460	36,929
Interface, Inc.	1,499	37,325
Jacobs Solutions, Inc.	2,674	416,636
ManpowerGroup, Inc.	1,325	40,624
Robert Half, Inc.	3,228	84,541
Steelcase, Inc., Class A	2,511	40,076
Tetra Tech, Inc.	6,870	219,703
TransUnion	4,926	399,893
Veralto Corporation	6,757	666,781
		3,917,090

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
October 31, 2025

(unaudited)	concluded

	SHARES	VALUE
Transportation — 0.4%
ArcBest Corporation	735	$54,625
Avis Budget Group, Inc. (a)	506	68,851
C.H. Robinson Worldwide, Inc.	3,134	482,605
J.B. Hunt Transport Services, Inc.	2,089	352,749
Ryder System, Inc.	1,053	178,199
U-Haul Holding Company	2,116	102,605
United Parcel Service, Inc., Class B	20,444	1,971,210
		3,210,844
Automobiles & Components — 0.2%
Aptiv PLC (a)	6,162	499,738
Autoliv, Inc. (b)	1,888	220,519
BorgWarner, Inc.	5,322	228,633
Harley-Davidson, Inc.	1,852	49,967
Rivian Automotive, Inc., Class A (a)	19,934	270,504
		1,269,361
Consumer Staples Distribution & Retail — 0.1%
Sysco Corporation	12,279	912,084
Utilities — 0.1%
American Water Works Company, Inc.	5,071	651,268
Healthy Living — 0.0%
United Natural Foods, Inc. (a)	1,823	68,636
Total Common Stocks
(Cost $243,062,786)		765,036,897

WARRANTS — 0.0%

Consumer Discretionary Distribution & Retail — 0.0%
GameStop Corporation (Expires 10/30/2026)(a)	1	2
Total Warrants
(Cost $0)		2

VALUE
SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $1,294,955)	$1,294,955
Total Short-term Investments
(Cost $1,294,955)	1,294,955
TOTAL INVESTMENTS — 100.0%
(Cost $244,357,741)	766,331,854
Liabilites Less Other Assets—(0.0)%	(240,527)
NET ASSETS — 100.0%	$766,091,327

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Non-income producing security.

(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.

(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2025
(unaudited)

COMMON STOCKS — 98.9%

	SHARES	VALUE
Japan — 22.7%
Ajinomoto Company, Inc.	30,200	$856,542
ANA Holdings, Inc.	5,500	103,082
Asahi Kasei Corporation	40,700	311,848
Bridgestone Corporation	19,000	829,448
Concordia Financial Group Ltd.	35,000	254,248
Daiwa Securities Group, Inc.	44,400	341,700
FANUC Corporation	31,131	1,038,886
Fujitsu Ltd.	58,900	1,534,961
Hankyu Hanshin Holdings, Inc.	7,900	212,146
Hitachi Ltd.	132,015	4,509,499
Hoya Corporation	11,401	1,851,888
JFE Holdings, Inc.	19,200	220,036
Kao Corp.	15,500	655,954
KDDI Corp.	105,234	1,677,468
LY Corporation	93,600	275,045
MatsukiyoCocokara & Company	11,200	202,946
MEIJI Holdings Company Ltd.	7,900	152,075
Mitsubishi Chemical Group Corporation	43,000	224,614
Mitsubishi Estate Company Ltd.	35,400	750,193
Nitto Denko Corporation	23,700	590,245
Nomura Research Institute Ltd.	12,714	490,927
Oriental Land Company Ltd.	36,000	728,556
Pan Pacific International Holdings Corporation	64,000	380,711
Rakuten Group, Inc. (a)	50,200	328,419
Recruit Holdings Company Ltd.	44,500	2,206,665
Secom Company Ltd.	14,100	476,648
Sekisui House Ltd.	19,900	426,960
Shiseido Company Ltd.	13,400	225,708
SoftBank Corporation	959,670	1,363,690
Sompo Holdings, Inc.	29,584	901,586
Sony Group Corporation	148,080	4,123,967
Sumitomo Metal Mining Company, Ltd.	8,400	274,784
Sumitomo Mitsui Financial Group, Inc.	123,273	3,337,470
Sysmex Corporation	16,500	183,935
T&D Holdings, Inc.	16,400	352,199
Tokio Marine Holdings, Inc.	61,500	2,293,532
Tokyo Electron Ltd.	15,000	3,307,055
Tokyu Corp.	16,700	185,838
Toray Industries, Inc.	46,100	282,244

	SHARES	VALUE
Japan — (continued)
Unicharm Corporation	36,900	$228,305
Yamaha Motor Company Ltd.	31,000	223,348
ZOZO, Inc.	15,000	129,668
		39,045,039
Canada — 11.5%
Agnico Eagle Mines Ltd.	12,032	1,935,105
Bank of Nova Scotia (The)	28,740	1,884,923
CGI, Inc.	6,633	577,231
Dollarama, Inc.	9,284	1,206,735
Element Fleet Management Corporation	13,468	363,250
FirstService Corporation	1,378	219,344
iA Financial Corporation, Inc.	3,109	366,980
Metro, Inc.	6,980	465,251
National Bank of Canada	12,818	1,432,041
Open Text Corporation	8,587	329,436
RB Global, Inc.	6,170	612,161
Saputo, Inc.	8,414	203,301
Shopify, Inc. (a)	17,400	3,025,213
Sun Life Financial, Inc.	18,866	1,147,482
TELUS Corporation	17,045	249,246
Thomson Reuters Corporation	5,261	805,842
TMX Group Ltd.	9,300	342,998
Toronto-Dominion Bank (The)	28,227	2,317,568
Wheaton Precious Metals Corporation	14,760	1,425,383
WSP Global, Inc.	4,358	833,134
		19,742,624
Switzerland — 10.5%
ABB Ltd.	52,328	3,890,217
Alcon, Inc.	16,747	1,248,159
Banque Cantonale Vaudoise	1,040	120,743
DSM-Firmenich AG	6,258	510,063
Givaudan SA	309	1,265,786
Julius Baer Group Ltd.	6,912	466,590
Kuehne + Nagel International AG	1,592	305,401
Lonza Group AG	2,347	1,620,578
SGS SA	5,494	619,520
SIG Group AG (a)	10,159	113,578

1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2025

(unaudited)	continued

	SHARES	VALUE
Switzerland — (continued)
Sika AG	5,096	$998,692
Sonova Holding AG	1,699	463,408
Straumann Holding AG	3,736	469,593
Swiss Prime Site AG	2,709	385,041
Swiss Re AG	9,977	1,821,706
VAT Group AG (b)	901	393,728
Zurich Insurance Group AG	4,886	3,397,862
		18,090,665
Netherlands — 10.3%
Akzo Nobel NV	5,681	375,415
Argenx SE (a)	2,049	1,676,974
ASML Holding NV	10,434	11,031,538
Koninklijke KPN NV	129,075	597,262
Prosus NV (a)	43,692	3,019,804
Wolters Kluwer NV	7,975	977,582
		17,678,575
United Kingdom — 9.5%
3i Group PLC	32,507	1,881,221
Admiral Group PLC	8,736	376,152
Auto Trader Group PLC (b)	29,259	300,174
Barratt Redrow PLC	46,433	229,774
Informa PLC	43,290	551,231
Intertek Group PLC	5,311	353,760
Kingfisher PLC	58,054	235,442
Land Securities Group PLC REIT	23,947	195,713
Legal & General Group PLC	191,022	596,931
London Stock Exchange Group PLC	15,846	1,974,852
M&G PLC	75,612	261,781
Mondi PLC	14,867	166,183
Pearson PLC	19,776	275,245
Phoenix Group Holdings PLC	23,689	209,859
RELX PLC	61,428	2,714,929
Schroders PLC	23,728	118,406
Segro PLC REIT	42,718	391,999
Smiths Group PLC	11,156	369,425
Unilever PLC	81,878	4,913,099
Whitbread PLC	5,810	221,191
		16,337,367

	SHARES	VALUE
France — 8.7%
Amundi SA (b)	2,064	$153,003
AXA SA	59,324	2,573,872
Cie Generale des Etablissements Michelin SCA	22,349	713,921
Credit Agricole SA	35,228	635,891
Danone SA	21,640	1,911,097
Hermes International SCA	1,060	2,622,826
Ipsen SA	1,270	178,468
Publicis Groupe SA	7,630	764,718
Rexel SA	7,609	263,832
Schneider Electric SE	18,314	5,218,002
		15,035,630
Denmark — 5.5%
Demant A/S (a)	2,894	96,283
DSV A/S	6,839	1,459,489
Genmab A/S (a)	2,027	578,153
Novo Nordisk A/S, Class B	107,611	5,297,833
Novonesis (Novozymes) B	11,748	702,050
Pandora A/S	2,666	356,731
Tryg A/S	11,272	277,841
Vestas Wind Systems A/S	33,607	687,329
		9,455,709
Australia — 5.0%
ASX Ltd.	6,603	243,622
BlueScope Steel Ltd.	14,826	221,807
Brambles Ltd.	45,599	740,942
Cochlear Ltd.	2,192	411,513
CSL Ltd.	16,161	1,883,283
Evolution Mining Ltd.	66,728	472,191
Goodman Group	67,694	1,459,992
Northern Star Resources Ltd.	45,192	728,690
QBE Insurance Group Ltd.	50,337	653,080
Suncorp Group Ltd.	36,387	467,082
Transurban Group	103,675	980,910
WiseTech Global Ltd.	6,745	304,203
		8,567,315
Germany — 3.4%
adidas AG	5,730	1,083,399
Deutsche Boerse AG	6,278	1,589,780

2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2025

(unaudited)	continued

	SHARES	VALUE
Germany — (continued)
Fresenius SE & Company KGaA	14,111	$811,956
GEA Group AG	4,893	349,971
Henkel AG & Company KGaA	3,452	257,763
Henkel AG & Company KGaA (c)	5,342	432,754
LEG Immobilien SE	2,505	190,909
Merck KGaA	4,346	569,276
QIAGEN NV	7,192	338,515
Sartorius AG (c)	870	239,352
		5,863,675
Sweden — 2.6%
Boliden AB (a)	9,445	423,535
EQT AB	12,478	431,207
Essity AB, Class B	20,251	556,244
Nibe Industrier AB B Shares	50,815	197,736
Sandvik AB	35,649	1,078,001
Svenska Cellulosa AB SCA, Class B	20,016	266,615
Svenska Handelsbanken AB A Shares	48,523	633,190
Swedish Orphan Biovitrum AB (a)	6,585	226,874
Tele2 AB B Shares	18,471	293,426
Telia Company AB	78,570	309,303
		4,416,131
Hong Kong — 2.1%
AIA Group Ltd.	355,249	3,456,813
MTR Corporation Ltd.	52,667	193,218
		3,650,031
Finland — 1.7%
Elisa Oyj	4,671	205,816
Kesko Oyj B Shares	9,318	196,552
Kone Oyj, Class B	11,325	756,629
Metso Oyj	22,327	366,126
Orion Oyj, Class B	3,662	255,718
Sampo Oyj A Shares	80,750	900,033
Stora Enso Oyj R Shares	19,558	227,728
		2,908,602

	SHARES	VALUE
Italy — 1.4%
FinecoBank Banca Fineco SpA	20,476	$468,475
Generali	28,538	1,098,552
Moncler SpA	7,816	468,858
Poste Italiane SpA (b)	15,188	366,166
		2,402,051
Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	5,951	488,616
Amadeus IT Group SA	15,093	1,153,675
Cellnex Telecom SA (b)	16,621	517,420
		2,159,711
Norway — 1.1%
DNB Bank ASA	29,542	754,069
Gjensidige Forsikring ASA	6,628	178,374
Mowi ASA	15,429	339,174
Orkla ASA	23,657	240,266
Telenor ASA	20,455	304,196
		1,816,079
Belgium — 0.7%
Ageas SA	4,974	329,165
KBC Group NV	7,673	923,098
		1,252,263
Ireland — 0.5%
James Hardie Industries PLC (a)	19,468	409,997
Kerry Group PLC, Class A	5,515	503,074
		913,071
Luxembourg — 0.2%
Eurofins Scientific SE	3,986	281,119
InPost SA (a)	8,429	106,172
		387,291
Singapore — 0.1%
CapitaLand Investment Ltd.	79,111	160,282

3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2025

(unaudited)	concluded

	SHARES	VALUE
New Zealand — 0.1%
Meridian Energy Ltd.	44,114	$149,341
Jersey — 0.1%
WPP PLC	35,996	136,021
Total Common Stocks
(Cost $122,208,824)		170,167,473

SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary Account, 0.01% (d) (Cost $310,767)		310,767
Total Short-term Investments
(Cost $310,767)		310,767
TOTAL INVESTMENTS — 99.1%
(Cost $122,519,591)		170,478,240
Other Assets Less Liabilities — 0.9%		1,546,223

NET ASSETS — 100.0%		$172,024,463

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,730,491.

(c)	Preference shares.

(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.

4

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
October 31, 2025
(unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At October 31, 2025	Unrealized Appreciation (Depreciation)
Australian Dollar	UBS AG (UK)	AUD per USD	12/17/2025	150,000	$99,683	$98,193	$(1,490)
Canadian Dollar	Bank of Montreal	CAD per USD	12/17/2025	306,467	222,043	219,062	(2,981)
Danish Krone	UBS AG (UK)	DKK per USD	12/17/2025	300,000	47,445	46,453	(992)
Euro	JP Morgan	EUR per USD	12/17/2025	140,000	165,079	161,816	(3,263)
British Pound	UBS AG (UK)	GBP per USD	12/17/2025	100,000	135,504	131,374	(4,130)
Japanese Yen	JP Morgan	JPY per USD	12/17/2025	57,350,000	392,662	373,974	(18,688)
Swedish Krona	Toronto Dominion	SEK per USD	12/17/2025	260,000	28,030	27,448	(582)
					$1,090,446	$1,058,320	$(32,126)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At October 31, 2025	Unrealized Appreciation (Depreciation)
Switzerland Franc	Citigroup	CHF per USD	12/17/2025	(213,208)	$(270,524)	$(266,462)	$4,062
Hong Kong Dollar	Goldman Sachs	HKD per USD	12/17/2025	(340,000)	(43,761)	(43,780)	(19)
Japanese Yen	Goldman Sachs	JPY per USD	12/17/2025	(30,260,000)	(205,144)	(197,322)	7,822
					$(519,429)	$(507,564)	$11,865
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$571,017	$550,756	$(20,261)

AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Switzerland Franc
DKK - Danish Krone
EUR – Euro
GBP – British Pound
HKD - Hong Kong Dollar
JPY – Japanese Yen
SEK – Swedish Krona